Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 2,352	$ 2,015
Share-based compensation	2,210	692
Key management personnel compensation	$ 4,562	$ 2,707